PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
3,942,587  Voya Intermediate
Bond Fund - Class R6
$ 34,931,320
17.4
1,690,795  Voya Large Cap Value
Portfolio - Class R6
9,755,888
4.9
88,603  Voya Large-Cap
Growth Fund - Class
R6
6,130,438
3.0
988,079
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
6,343,468
3.2
345,251  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
4,246,585
2.1
883,881  Voya Multi-Manager
International Equity
Fund - Class I
11,101,547
5.5
647,595  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,391,763
3.2
96,935  Voya Russell
TM
Large
Cap Growth Index
- Class I
8,283,081
4.1
1,884,622  Voya Short Duration
Bond Fund - Class R6
17,696,598
8.8
34,515  Voya Small Cap
Growth Fund - Class
R6
1,615,663
0.8
162,319  Voya Small Company
Fund - Class R6
2,561,395
1.3
2,689,561  Voya U.S. Stock Index
Portfolio - Class I
55,996,652
27.9
1,283,500  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
11,987,887
6.0
194,404  VY
®
Invesco Comstock
Portfolio - Class I
3,975,554
2.0
735,130  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
19,745,588
9.8
Total Mutual Funds
(Cost $184,387,691)
200,763,427
100.0
Total Investments in
Securities
(Cost $184,387,691) $ 200,763,427 100.0
Assets in Excess of
Other Liabilities 23,641 0.0
Net Assets $ 200,787,068 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Mutual Funds $ 200,763,427 $ — $ — $ 200,763,427
Total Investments, at fair value $ 200,763,427 $ — $ — $ 200,763,427
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 35,684,715 $ 6,800,672 $ (9,531,091) $ 1,977,024 $ 34,931,320 $ 1,136,444 $ (1,013,841) $ —
Voya Large Cap Value Portfolio -
Class R6
9,093,305 2,516,291 (908,059) (945,649) 9,755,888 3,717 231,778 1,446,935
Voya Large-Cap Growth Fund -
Class R6
— 6,342,732 (1,054,490) 842,196 6,130,438 — 27,089 —
Voya MidCap Opportunities
Portfolio - Class R6
5,451,964 2,905,537 (1,654,441) (359,592) 6,343,468 — 788,563 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,718,244 244,456 (651,518) 935,403 4,246,585 — 133,723 —
Voya Multi-Manager International
Equity Fund - Class I
10,402,305 1,013,423 (2,060,601) 1,746,420 11,101,547 — 437,714 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
5,417,268 2,874,247 (2,044,155) 144,403 6,391,763 — 22,413 —
Voya Russell
TM
Large Cap Growth
Index - Class I
7,917,441 3,702,161 (3,514,052) 177,531 8,283,081 17,432 473,445 974,807
Voya Short Duration Bond Fund -
Class R6
17,502,188 3,030,753 (2,917,166) 80,823 17,696,598 612,214 29,074 —
Voya Small Cap Growth Fund -
Class R6
1,759,478 192,240 (404,658) 68,603 1,615,663 — 65,939 —
Voya Small Company Fund - Class
R6
3,608,676 327,290 (1,444,195) 69,624 2,561,395 — 113,739 —
Voya U.S. Stock Index Portfolio -
Class I
48,427,008 13,631,154 (5,133,876) (927,634) 55,996,652 27,257 2,608,123 5,587,235
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
12,465,188 2,194,754 (3,330,137) 658,082 11,987,887 436,016 (485,575) —
VY
®
Invesco Comstock Portfolio -
Class I
3,652,576 857,455 (496,243) (38,234) 3,975,554 11,865 22,914 446,459
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
19,030,099 4,074,829 (2,662,317) (697,023) 19,745,588 99,048 (93,836) 2,614,224
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
5,831,438 40,481 (4,355,093) (1,516,826) — — 1,478,992 —
$ 189,961,893 $ 50,748,475 $ (42,162,092) $ 2,215,151 $ 200,763,427 $ 2,343,993 $ 4,840,254 $ 11,069,660
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution Balanced Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 17,312,594
Gross Unrealized Depreciation (936,858)
Net Unrealized Appreciation $ 16,375,736